Segment Information (Reconciliation of Operating Profit (Loss) from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2016	[3]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income	$ 359		$ 6,403	$ 7,323		$ 6,864	$ 4,248		$ 6,408	$ 6,560	$ 7,131	$ 20,949	$ 24,347	$ 24,785
Interest expense												6,300	4,910	4,120
Other income (expense) - net												618	277	(52)
Equity in net income (loss) of affiliates												(128)	98	79
Segment Contribution												15,139	19,812	20,692
Business Solutions
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												17,150	16,826	16,392
Entertainment Group
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												5,625	6,104	2,000
Consumer Mobility
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												9,079	9,825	9,738
International
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(266)	(661)	(488)
Segment Contribution
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												31,588	32,094	27,642
Reconciling Items [Member] | Corporate and Other
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												238	(195)	176
Reconciling Items [Member] | Merger and intergration charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(798)	(1,203)	(2,072)
Reconciling Items [Member] | Amortization of intangibles acquired
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(4,608)	(5,177)	(2,712)
Reconciling Items [Member] | Actuarial Gain (Loss)
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(1,258)	(1,024)	2,152
Reconciling Items [Member] | Employee separation charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(445)	(344)	(375)
Reconciling Items [Member] | Tax Reform Special Bonus [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(220)	0	0
Reconciling Items [Member] | Gain On Wireless Spectrum Transactions [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												181	714	0
Reconciling Items [Member] | Natural disaster costs and revenue credits
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(627)	(67)	0
Reconciling Items [Member] | Asset abandonment and impairments
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												(3,046)	(390)	(35)
Reconciling Items [Member] | Segment equity in net income (loss) of affiliates
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Contribution												$ (56)	$ (61)	$ 9

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.